Income Taxes Federal, State and Foreign Net Operating Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Significant (Increase) Decrease in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	144,542
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	131,680
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 28,769
Maximum | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Maximum | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
Minimum | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Minimum | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017